Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Decrease in possible loss	$ 5,547
Collective claim	30,521
Provisions for legal proceedings	1	$ 88
Contingent liabilities	6	4,934
Negotiated Legal Proceeding [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	1,417	$ 2,158
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	36
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	$ 200